UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-9575

             MEEHAN MUTUAL FUNDS, INC.
(Exact name of Registrant as Specified in Charter)

7250 Woodmont Avenue
Suite 315
Bethesda, MD  20814
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-866-884-5968

THOMAS P. MEEHAN, PRESIDENT
7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Name and Address of Agent for Service)

Copy to:
ROBERT J. ZUTZ, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

Meehan Focus Fund
Schedule of Investments (Unaudited)
January 31, 2011

	Share	Market	Pct.
Security	Quantity	Value ($)	Assets

COMMON STOCK

Consumer Discretionary
Avon Products Inc.	12000	339,720	0.9
Lowe's Companies Inc.	63000	1,562,400	4.1
Wal-Mart Stores Inc.	24000	1,345,680	3.5
Weight Watchers Int'l.	16000	620,800	1.6
Western Union Co.	57000	1,155,960	3.0
Total Consumer Discretionary		5,024,560	13.2

Consumer Staples
Diageo PLC ADR	23000	1,766,400	4.6
Nestle SA ADR	12500	677,750	1.8
Procter & Gamble Co.	25000	1,578,250	4.1
Total Consumer Staples		4,022,400	10.5

Energy
Devon Energy Corp.	13000	1,152,970	3.0
ExxonMobile Corp.	22000	1,774,960	4.6
Noble Corp.	17000	650,250	1.7
Range Resources Corporation	10000	498,700	1.3
Total Energy		4,076,880	10.7

Financials
American Express Co.	40000	1,735,200	4.5
Berkshire Hathaway Inc. - B *	19250	1,573,688	4.1
Total Financials		3,308,888	8.7

Health Care
Becton Dickinson Co	11,000	912,450	2.4
Johnson & Johnson	22000	1,314,940	3.4
Novartis AG ADR	22000	1,228,920	3.2
Pfizer Inc.	65000	1,184,300	3.1
Wellpoint Inc. *	20000	1,242,400	3.3
Total Health Care		5,883,010	15.4

Industrials
3M Co.	10000	879,200	2.3
Automatic Data Process.	33000	1,580,700	4.1
General Dynamics Corp.	10000	754,000	2.0
General Electric Co.	70000	1,409,800	3.7
Terex Corp. *	15000	486,450	1.3
Thermo Fisher Scientific Inc. *	20000	1,145,400	3.0
United Parcel Service - B	15000	1,074,300	2.8
Total Industrials		7,329,850	19.2

Information Technology
Cisco Systems Inc. *	62000	1,311,300	3.4
GOOGLE INC *	1400	840,504	2.2
Microsoft Corp.	55000	1,524,875	4.0
Total Information Technology		3,676,679	9.6

Materials
Compass Minerals International	12000	1,102,440	2.9
Methanex Corp.	18983	517,477	1.4
St. Joe Company	18000	493,380	1.3
Total Materials		2,113,297	5.5

Utilities
Exelon Corp.	20,000	850,200	2.2
Total Utilities		850,200	2.2

TOTAL COMMON STOCK (Cost $28,582,557)		36,285,764	95.0

Exchange Traded Funds
Wisdomtree Emerging Markets Equity Income Fund	25,000	1,436,250	3.8
Total Exchange Traded Funds (Cost $1,342,238)		1,436,250	3.8

Cash and Short-Term Investments
First Western Bank Collective Asset	477,338	477,338	1.2

Total investments (Cost $30,402,133)		38,199,352	100.0
Other Assets Less Liabilities		(6,609)	0.0

TOTAL NET ASSETS		38,192,743	100.0

* Non-income producing investments

At January 31, 2011, unrealized appreciation of investments for tax purposes was as follows:

Appreciation	$ 8,003,726
Depreciation	(206,508)

Net appreciation on investments	$ 7,797,218

At January 31, 2011, the cost of investments for federal income tax purposes was $30,402,133.

SECURITIES VALUATION.  The Fund's securities are valued under policies approved by, and under general oversight of, the Board of Directors.  The Fund has adopted Statement of Financial Accounting Standards No. 157 which establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Portfolio securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange where they trade.  When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2011.

Description	Investments in Securities

Level 1 - Quoted prices	$37,722,013
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-

Total	$37,722,013

ITEM 2.  CONTROLS AND PROCEDURES

(a)           Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of1940), the Principal Executive Officer and the Principal Financial Officer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)           There was no change in the internal controls over financial reporting (as  defined  in  Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan Mutual Funds, Inc. that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls  over financial reporting.

ITEM 3.  EXHIBITS

(a)           Certifications of the Principal Executive Officer and the Principal Financial Officer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC.

Date:  March 22, 2011

/s/ Thomas P. Meehan
Thomas P. Meehan,
Principal Executive Officer

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MEEHAN MUTUAL FUNDS, INC.

Date:  March 22, 2011

/s/ Thomas P. Meehan
Thomas P. Meehan,
Principal Executive Officer

Date:  March 22, 2011

/s/ Paul P. Meehan
Paul P. Meehan,
Principal Financial Officer